Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos - Reconciliation of Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Details) - USD ($)
$ in Millions
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and cash equivalents	$ 208.5	$ 144.4
Restricted cash	5.0	5.0
Restricted cash - Asbestos	104.9	36.4
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$ 318.4	$ 185.8	$ 123.6	$ 313.2